Subsequent Events (Details Narrative) - Subsequent Event [Member]	Feb. 28, 2018 shares	Feb. 01, 2018 USD ($)	Feb. 01, 2018 HKD ($)	Jan. 16, 2018 USD ($)	Jan. 16, 2018 HKD ($)	Jan. 12, 2018 USD ($)	Jan. 12, 2018 HKD ($)	Jan. 10, 2018 USD ($)	Jan. 10, 2018 HKD ($)	Jan. 08, 2018 USD ($) shares	Jan. 04, 2018 shares	Dec. 26, 2017	Jan. 10, 2018 HKD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 HKD ($)
First installment cost								$ 72,000
Project completion date								Nov. 14, 2019	Nov. 14, 2019
HKPU Project [Member]
Payments for debt								$ 50,000
First Installment [Member] | HKPU [Member]
Payments for debt		$ 71,000
Hong Kong, Dollars [Member]
First installment cost									$ 561,198
Hong Kong, Dollars [Member] | HKPU Project [Member]
Payments for debt									393,750
Maximum [Member]
Principal amount								385,000
Contributions to project cost								385,000
Maximum [Member] | Hong Kong, Dollars [Member]
Principal amount													$ 3,018,750
Contributions to project cost													$ 3,018,750
Tony Liu [Member]
Settlement of debt										$ 100,000
Preferred stock, shares designated | shares										35,000,000
Preferred stock, voting rights										Voting rights equal to 35% of the total voting power of all classes of capital stock
UBI Hong Kong [Member]
Payments for debt								314,000
Number of shares owned | shares	5,000,000
Ownership interest	70.00%
UBI Hong Kong [Member] | April 1, 2018 [Member]
Payments for debt								88,000
Installment not yet paid								88,000
UBI Hong Kong [Member] | October 1, 2018 [Member]
Payments for debt								88,000
UBI Hong Kong [Member] | April 1, 2019 [Member]
Payments for debt								88,000
UBI Hong Kong [Member] | December 1, 2017 to March 29, 2018 [Member]
Advance to affiliate														$ 71,505
UBI Hong Kong [Member] | First Installment [Member]
Payments for debt				$ 71,000		$ 71,000
UBI Hong Kong [Member] | Hong Kong, Dollars [Member]
Payments for debt									2,457,552
UBI Hong Kong [Member] | Hong Kong, Dollars [Member] | April 1, 2018 [Member]
Payments for debt									687,934
Installment not yet paid									687,934
UBI Hong Kong [Member] | Hong Kong, Dollars [Member] | October 1, 2018 [Member]
Payments for debt									687,934
UBI Hong Kong [Member] | Hong Kong, Dollars [Member] | April 1, 2019 [Member]
Payments for debt									687,934
UBI Hong Kong [Member] | Hong Kong, Dollars [Member] | December 1, 2017 to March 29, 2018 [Member]
Advance to affiliate																$ 561,197
UBI Hong Kong [Member] | Hong Kong, Dollars [Member] | First Installment [Member]
Payments for debt					$ 561,198		$ 561,198
HKSAR [Member]
Payments for debt								$ 314,000
HKSAR [Member] | Hong Kong, Dollars [Member]
Payments for debt									$ 2,457,522
HKSAR [Member] | Hong Kong, Dollars [Member] | First Installment [Member]
Payments for debt			$ 561,198
Nova [Member] | December 1, 2017 to March 29, 2018 [Member]
Advance to affiliate														$ 114,250
Nova [Member] | RMB [Member] | December 1, 2017 to March 29, 2018 [Member]
Advance to affiliate | ¥															¥ 718,648
Board of Directors [Member]
Common stock dividend, description												Approved a 3 for 1 common stock dividend
Forward split stock											4 for 1 forward stock split
Shareholders [Member] | Class A Common Stock [Member]
Shares issued additionally | shares											3
Shareholders [Member] | Class B Common Stock [Member]
Shares issued additionally | shares											3